Fair Value (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Monte-Carlo Simulation model
December 31, 2021
Stock price	$0.49 ~ 12.61
Exercise price	$0.49 ~ 12.61
Expected term in years	0.04 ~ 0.24
Expected dividend yield	0%
Volatility	30% ~ 75%
Risk-free interest Rate	5%
	December 31, 2021	For the period from June 16, 2020 (closing day of the Business Combination) to December 31, 2020
Stock price	$1.28	$1.89 ~ 2.43
Exercise price	$11.5	$11.50
Expected term in years	3.46	4.46 ~ 5.00
Expected dividend yield	0%	0%
Volatility	80.46%	54.44% ~ 54.92%
Risk-free interest Rate	1.22%	0.364% ~ 0.373%

Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fair value measurement:
Listed equity securities	$15,900,369	$—	—	$15,900,369
NAV practical expedient:
Long term investment				1,550,314
	$15,900,369	$—	$—	$17,450,683
Liabilities
Option liabilities(1)	$—	$(554,710)	$—	$(554,710)
Warrant liabilities	(1,322,500)	(618,125)	—	(1,940,625)
	$(1,322,500)	$(1,172,835)	$—	$(2,495,335)
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Listed equity securities	$17,622	$—	$—	$17,622

Liabilities
CFD derivatives(1)	$—	$(5,653)	$—	$(5,653)
Warrant liabilities	(1,000,500)	(469,321)	—	(1,469,821)
	$(1,000,500)	$(474,974)	$—	$(1,475,474)

Schedule of fair values of financial assets and liabilities, excluding financial instruments
	Total Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Estimated Fair Value
Assets
Cash and cash equivalents	$15,098,151	$15,098,151	$—	$—	$15,098,151
Bank balances held on behalf of customers	653,324	653,324	—	—	653,324
Receivables from broker-dealers and clearing organizations	87,938,377	—	87,938,377	—	87,938,377
Other receivables	67,352	—	67,352	—	67,352
	$103,757,204	$15,751,475	$88,005,729	$—	$103,757,204

Liabilities
Payables to customers	$35,959,925	$—	$35,959,925	$—	$35,959,925
Payables to broker-dealers and clearing organizations	53,101,820	—	53,101,820	—	53,101,820
Accrued expenses and other payables	1,623,354	—	1,623,354	—	1,623,354
Short-term borrowings	110,000	—	110,000	—	110,000
Due to director	161,044	—	161,044	—	161,044
	$90,956,143	$—	$90,956,143	$—	$90,956,143
	Total Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Estimated Fair Value
Assets
Cash and cash equivalents	$3,426,467	$3,426,467	$—	$—	$3,426,467
Bank balances held on behalf of customers	1,367,630	1,367,630	—	—	1,367,630
Receivables from broker-dealers and clearing organizations	8,089,193	—	8,089,193	—	8,089,193
Short-term loans receivable	2,239,378	—	2,239,378	—	2,239,378
Commissions receivable	71,253	—	71,253	—	71,253
Other receivables	724,708	—	724,708	—	724,708
	$15,918,629	$4,794,097	$11,124,532	$—	$15,918,629

Liabilities
Payables to customers	$5,221,270	$—	$5,221,270	$—	$5,221,270
Payables to broker-dealers and clearing organizations	3,845,740	—	3,845,740	—	3,845,740
Commissions payable	39,180	—	39,180	—	39,180
Accrued expenses and other payables	1,763,094	—	1,763,094	—	1,763,094
Short-term borrowings	293,905	—	293,905	—	293,905
Due to director	149,522	—	149,522	—	149,522
	$11,312,711	$—	$11,312,711	$—	$11,312,711